Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Commitments And Contingencies [abstract]
Guarantees	€ 918	€ 773
Other guarantees	€ 6	€ 7